Convertible Debenture (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement Line Items [Line Items]
Finance income		$ (210)	$ (525)	$ (828)
Conversion of the proportional part out of the conversion component		250
Level 3 of the fair value hierarchy [Member]
Statement Line Items [Line Items]
Balance		277
Issuance at November 23, 2018	745
Finance income	(468)	(95)
Conversion of the proportional part out of the conversion component		(40)
Balance	$ 277	$ 142		$ 277